LOANS, FINANCING, DEBENTURES LEASES AND 5G LICENSES - Changes (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Balance at beginning of the period		R$ 19,301,796	R$ 16,933,978
Additions	[1]	4,769,019	7,729,338
Exchange variation (Note 28)		(52,254)	108,310
Financial charges (Note 28)	[2]	2,092,184	1,850,286	R$ 924,215
Write-offs (cancellation of contracts)		338,098	67,220
Write-offs (payments), principal		(4,451,943)	(6,986,220)
Write-offs (payments), financial charges		(2,054,278)	(1,531,511)
Dispute settlement agreement - Acquisition of Oi mobile UPI – Reversion to results for the period (notes 27 and 28)		(277,507)
Dispute settlement agreement - Acquisition of Oi mobile UPI – Compensation with judicial deposits (note 10)		(277,507)
Balance at end of the period		18,737,227	19,301,796	16,933,978
Liabilities for the acquisition of a company - Vita IT
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			68,815
Vale Saúde Sempre
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		25,815
Garliava
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			1,196,020
Lease liabilities [member]
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Balance at beginning of the period		12,032,603	11,230,099
Additions	[1]	4,738,994	3,229,338
Exchange variation (Note 28)		0	0
Financial charges (Note 28)		1,392,570	1,292,376
Write-offs (cancellation of contracts)		331,827	67,220
Write-offs (payments), principal		(2,754,909)	(2,940,222)
Write-offs (payments), financial charges		(1,481,392)	(1,300,792)
Dispute settlement agreement - Acquisition of Oi mobile UPI – Reversion to results for the period (notes 27 and 28)		0
Dispute settlement agreement - Acquisition of Oi mobile UPI – Compensation with judicial deposits (note 10)		0
Balance at end of the period		13,596,039	12,032,603	11,230,099
Lease liabilities [member] | Liabilities for the acquisition of a company - Vita IT
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
Lease liabilities [member] | Vale Saúde Sempre
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		0
Lease liabilities [member] | Garliava
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			589,024
Debentures
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Balance at beginning of the period		3,736,833	1,028,463
Additions	[1]	0	3,500,000
Exchange variation (Note 28)		0	0
Financial charges (Note 28)		486,521	247,381
Write-offs (cancellation of contracts)		0	0
Write-offs (payments), principal		0	(1,000,000)
Write-offs (payments), financial charges		(501,765)	(39,011)
Dispute settlement agreement - Acquisition of Oi mobile UPI – Reversion to results for the period (notes 27 and 28)		0
Dispute settlement agreement - Acquisition of Oi mobile UPI – Compensation with judicial deposits (note 10)		0
Balance at end of the period		3,721,589	3,736,833	1,028,463
Debentures | Liabilities for the acquisition of a company - Vita IT
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
Debentures | Vale Saúde Sempre
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		0
Debentures | Garliava
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
Suppliers
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Balance at beginning of the period		0	224,556
Additions	[1]	0	0
Exchange variation (Note 28)		0	0
Financial charges (Note 28)		0	5,816
Write-offs (cancellation of contracts)		0	0
Write-offs (payments), principal		0	(224,556)
Write-offs (payments), financial charges		0	(5,816)
Dispute settlement agreement - Acquisition of Oi mobile UPI – Reversion to results for the period (notes 27 and 28)		0
Dispute settlement agreement - Acquisition of Oi mobile UPI – Compensation with judicial deposits (note 10)		0
Balance at end of the period		0	0	224,556
Suppliers | Liabilities for the acquisition of a company - Vita IT
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
Suppliers | Vale Saúde Sempre
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		0
Suppliers | Garliava
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
Contingent liabilities (PPA)
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Balance at beginning of the period		615,299	0
Additions	[1]	0	0
Exchange variation (Note 28)		0	0
Financial charges (Note 28)		38,070	39,488
Write-offs (cancellation of contracts)		6,271	0
Write-offs (payments), principal		(24,038)	(100,000)
Write-offs (payments), financial charges		(4,973)	0
Dispute settlement agreement - Acquisition of Oi mobile UPI – Reversion to results for the period (notes 27 and 28)		(277,507)
Dispute settlement agreement - Acquisition of Oi mobile UPI – Compensation with judicial deposits (note 10)		(277,507)
Balance at end of the period		88,888	615,299	0
Contingent liabilities (PPA) | Liabilities for the acquisition of a company - Vita IT
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			68,815
Contingent liabilities (PPA) | Vale Saúde Sempre
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		25,815
Contingent liabilities (PPA) | Garliava
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			606,996
Financial institutions
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Balance at beginning of the period		1,073,090	54
Additions	[1]	0	1,000,000
Exchange variation (Note 28)		(52,254)	108,310
Financial charges (Note 28)		68,517	(17,559)
Write-offs (cancellation of contracts)		0	0
Write-offs (payments), principal		(1,056,060)	(50)
Write-offs (payments), financial charges		(33,293)	(17,665)
Dispute settlement agreement - Acquisition of Oi mobile UPI – Reversion to results for the period (notes 27 and 28)		0
Dispute settlement agreement - Acquisition of Oi mobile UPI – Compensation with judicial deposits (note 10)		0
Balance at end of the period		0	1,073,090	54
Financial institutions | Liabilities for the acquisition of a company - Vita IT
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
Financial institutions | Vale Saúde Sempre
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		0
Financial institutions | Garliava
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
5G Licenses
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Balance at beginning of the period		1,843,971	4,450,806
Additions	[1]	0	0
Exchange variation (Note 28)		0	0
Financial charges (Note 28)		105,563	282,784
Write-offs (cancellation of contracts)		0	0
Write-offs (payments), principal		(616,936)	(2,721,392)
Write-offs (payments), financial charges		(31,912)	(168,227)
Dispute settlement agreement - Acquisition of Oi mobile UPI – Reversion to results for the period (notes 27 and 28)		0
Dispute settlement agreement - Acquisition of Oi mobile UPI – Compensation with judicial deposits (note 10)		0
Balance at end of the period		1,300,686	1,843,971	4,450,806
5G Licenses | Liabilities for the acquisition of a company - Vita IT
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
5G Licenses | Vale Saúde Sempre
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		0
5G Licenses | Garliava
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
Other Creditors
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Balance at beginning of the period		0	0
Additions	[1]	30,025	0
Exchange variation (Note 28)		0	0
Financial charges (Note 28)		943	0
Write-offs (cancellation of contracts)		0	0
Write-offs (payments), principal		0	0
Write-offs (payments), financial charges		(943)	0
Dispute settlement agreement - Acquisition of Oi mobile UPI – Reversion to results for the period (notes 27 and 28)		0
Dispute settlement agreement - Acquisition of Oi mobile UPI – Compensation with judicial deposits (note 10)		0
Balance at end of the period		30,025	0	R$ 0
Other Creditors | Liabilities for the acquisition of a company - Vita IT
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
Other Creditors | Vale Saúde Sempre
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		R$ 0
Other Creditors | Garliava
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			R$ 0

[1]	The amounts of leases and 5G licenses do not have the effect of inflowing resources (cash).
[2]	Includes the consolidated amounts of R$1,392,570 e R$1,292,376 and R$828,710 in the years ended December 31, 2023, 2022 and 2021, respectively, related to leases charges (Note 21.e).